Other Receivables and Prepayments, Net (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations [Member]
Other Receivables and Prepayments, Net (Textual)
Recovery of bad debts	$ 16,403	$ 32,213	$ (41,790)
Discontinued operations [Member]
Other Receivables and Prepayments, Net (Textual)
Bad debts